As filed with the Securities and Exchange Commission on November 25, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 75.9%
Aerospace & Defense - 0.5%
Innovative Solutions & Support, Inc. (a)	540,000	$2,608,200
Airlines - 2.9%
Allegiant Travel Company (a)(c)	138,500	6,527,505
Delta Air Lines, Inc. (a)	1,000,000	7,500,000
		14,027,505
Auto Components - 0.9%
Fuel Systems Solutions, Inc. (a)	229,988	4,418,070
Biotechnology - 0.0%
Marshall Edwards, Inc. (a)	7,560	10,886
Capital Markets - 2.6%
State Street Corporation	390,568	12,560,667
Commercial Banks - 3.4%
PNC Financial Services Group, Inc.	340,000	16,384,600
Communications Equipment - 3.2%
Cisco Systems, Inc.	910,000	14,095,900
DragonWave, Inc. (a)(b)	370,204	1,221,673
		15,317,573
Diversified Financial Services - 1.9%
Citigroup, Inc.	350,000	8,967,000
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	210,000	5,989,200
Electric Utilities - 3.3%
Exelon Corporation	365,000	15,552,650
Electronic Equipment, Instruments & Components - 1.3%
Corning, Inc.	362,200	4,476,792
Power One, Inc. (a)	400,000	1,800,000
		6,276,792
Energy Equipment & Services - 1.4%
Helix Energy Solutions Group, Inc. (a)	500,000	6,550,000
Health Care Equipment & Supplies - 3.2%
Covidien PLC (b)	345,000	15,214,500
Health Care Providers & Services - 6.7%
Laboratory Corporation of America Holdings (a)	170,000	13,438,500
UnitedHealth Group, Inc.	400,000	18,448,000
		31,886,500
Household Durables - 0.3%
PulteGroup, Inc. (a)	200,000	790,000
Stanley Furniture Co., Inc. (a)	270,800	798,860
		1,588,860
Insurance - 4.1%
Berkshire Hathaway, Inc. - Class B (a)	271,800	19,308,672
IT Services - 4.1%
Alliance Data Systems Corporation (a)	210,000	19,467,000
Machinery - 1.8%
Westport Innovations, Inc. (a)(b)(c)	300,000	8,679,000

Oil, Gas & Consumable Fuels - 4.6%
Chesapeake Energy Corp. (c)	500,000	12,775,000
Consol Energy, Inc.	265,000	8,991,450
		21,766,450
Pharmaceuticals - 7.5%
Abbott Laboratories	400,000	20,456,000
Hospira, Inc. (a)	145,000	5,365,000
Novogen, Ltd. - ADR (a)	250,360	150,216
Pfizer, Inc.	550,000	9,724,000
		35,695,216
Semiconductors & Semiconductor Equipment - 5.1%
Intel Corporation	966,000	20,604,780
Lattice Semiconductor Corporation (a)	667,300	3,503,325
		24,108,105
Software - 7.5%
Microsoft Corporation	790,000	19,663,100
Oracle Corporation	550,000	15,807,000
		35,470,100
Specialty Retail - 2.3%
Sonic Automotive, Inc.	1,025,000	11,059,750
Tobacco - 5.1%
Philip Morris International, Inc.	390,580	24,364,380
Trading Companies & Distributors - 1.0%
Rush Enterprises, Inc. - Class A (a)	309,907	4,388,283
Rush Enterprises, Inc. - Class B (a)	31,407	366,520
		4,754,803
TOTAL COMMON STOCKS
(Cost $380,748,053)		362,026,479

TOTAL INVESTMENTS
(Cost $380,748,053) - 75.9%		$362,026,479
ASSETS IN EXCESS OF OTHER LIABILITIES - 24.1%		114,882,693
TOTAL NET ASSETS - 100.0%		$476,909,172

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign company.
(c)	Shares are held as collateral for all or a portion of a corresponding written option contract. The value of the collateral
	on September 30, 2011 was $27,981,505.

(d)	The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

	Cost of investments	$380,749,310
	Gross unrealized appreciation	50,244,229
	Gross unrealized depreciation	(68,967,060)
	Net unrealized depreciation	$(18,722,831)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at September 30, 2011

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$362,026,479	$-	$-	$362,026,479

Total Investments	$362,026,479	$-	$-	$362,026,479

Written Option Contracts	$780,000	$24,700	$-	$804,700

* Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

The Fund did not invest in any Level 3 investments during the period.
There were no transfers into or out of Level 1 or Level 2 during the period.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF WRITTEN OPTIONS
September 30, 2011 (Unaudited)
	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value
WRITTEN CALL OPTIONS - (0.2)%
Allegiant Travel Company
Expiration October 2011
Exercise Price $50.00	380	$24,700
Chesapeake Energy Corp.
Expiration October 2011
Exercise Price $30.00	1,000	30,000
Westport Innovations, Inc.
Expiration October 2011
Exercise Price $22.50	1,000	750,000
TOTAL WRITTEN CALL OPTIONS		$804,700
(Premiums received $606,357)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)          /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date          11/22/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date          11/22/2011

By (Signature and Title)*        /s/ James S. Head
James S. Head, Treasurer

Date          11/22/2011

* Print the name and title of each signing officer under his or her signature.